Other Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Subclassifications of assets, liabilities and equities [abstract]
Cash-settled share-based compensation	$ 85.2	$ 95.5
Other	9.3	15.1
Other liabilities	94.5	110.6
Less current portion	53.5	55.0	$ 36.0
Long-term portion	$ 41.0	$ 55.6	$ 40.7